Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net
Changes in the carrying amount of goodwill consist of the following:

		Reporting Units Prior to July 1, 2020			Reporting Units After July 1, 2020

($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Global Lottery	Global Gaming	Discontinued Operations	Total
Balance at December 31, 2018	1,439,867	1,221,589	1,422,847	1,495,924	—	—	(520,259)	5,059,968
Impairment	—	—	(99,000)	—	—	—	—	(99,000)
Disposal	—	—	(13,201)	—	—	—	—	(13,201)
Foreign currency translation	—	—	(2,677)	(13,855)	—	—	—	(16,532)
Balance at December 31, 2019	1,439,867	1,221,589	1,307,969	1,482,069	—	—	(520,259)	4,931,235
Impairment	(103,000)	—	(193,000)	—	—	—	—	(296,000)
Foreign currency translation	—	—	(2,136)	(2,427)	—	—	—	(4,563)
Segment realignment	(1,336,867)	(1,221,589)	(1,112,833)	(1,479,642)	2,942,221	2,208,710	—	—
Foreign currency translation	—	—	—	—	55,118	27,699	—	82,817
Discontinued operations	—	—	—	—	—	(520,259)	520,259	—
Balance at December 31, 2020	—	—	—	—	2,997,339	1,716,150	—	4,713,489

Balance at December 31, 2019
Cost	2,153,867	1,225,682	1,641,187	1,483,754	—	—	(520,259)	5,984,231
Accumulated impairment	(714,000)	(4,093)	(333,218)	(1,685)	—	—	—	(1,052,996)
	1,439,867	1,221,589	1,307,969	1,482,069	—	—	(520,259)	4,931,235

Balance at December 31, 2020
Cost	—	—	—	—	2,997,339	1,716,150	—	4,713,489
	—	—	—	—	2,997,339	1,716,150	—	4,713,489